Investments in associated companies and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associated companies and joint ventures
Schedule of investments in associated companies and joint ventures

EURm	2020	2019
Net carrying amount as of January 1	165	145
Translation differences	(10)	3
Acquisitions and additions(1)	68	13
Disposals and deductions	(7)	–
Impairments(2)	(4)	(2)
Share of results(2)	26	12
Dividends	(5)	(6)
Net carrying amount as of December 31	233	165
(1)	In 2020, the Group acquired an ownership interest in HMD global Oy as a result of the equity conversion of the convertible loan. For more information, refer to Note 35, Related party transactions.

(2)In 2020, impairments and share of results are presented in the share of results of associated companies and joint ventures line in the consolidated income statement.